Recently Issued Accounting Pronouncements	6 Months Ended
Mar. 24, 2012
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements
15.	Recently Issued Accounting Pronouncements
In June 2011, the FASB issued an accounting standards update to provide guidance on increasing the prominence of items reported in other comprehensive income. This update eliminates the option to present components of other comprehensive income as part of the statement of partners' capital and requires net income and the components of other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Early adoption of this updated guidance is permitted, and it becomes effective retrospectively for fiscal years beginning after December 15, 2011, which will be the first quarter of the Partnership's 2013 fiscal year. This update does not change the items that must be reported in other comprehensive income but will require the Partnership to change its historical practice of showing comprehensive income within the Statement of Partners' Capital.

In September 2011, the FASB issued an accounting standards update allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any. The standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, which will be the Partnership's 2013 fiscal year. Early adoption is permitted. The adoption of this standard is not expected to impact the Partnership's financial position, results of operations or cash flows.